Right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Begining Balance	₨ 7,257,692		₨ 5,689,423
Additions	2,691,875		2,293,224
Adjustments	(350,313)		(19,514)
Depreciation	(777,516)		(705,441)
Ending Balance	8,821,738	$ 103,080	7,257,692
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Begining Balance	3,671,722		2,850,345
Additions	784,833		861,343
Adjustments	(91,973)		0
Depreciation	(51,238)		(39,966)
Ending Balance	4,313,344		3,671,722
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Begining Balance	2,540,980		1,927,648
Additions	399,960		1,017,867
Adjustments	(258,340)		(8,775)
Depreciation	(392,595)		(395,760)
Ending Balance	2,290,005		2,540,980
P&M [member]
Disclosure of quantitative information about right-of-use assets [line items]
Begining Balance	244,011		349,874
Additions	977,607		26,940
Adjustments	0		(10,739)
Depreciation	(185,881)		(122,064)
Ending Balance	1,035,737		244,011
IRU [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Begining Balance	800,979		561,556
Additions	529,475		387,074
Adjustments	0		0
Depreciation	(147,802)		(147,651)
Ending Balance	₨ 1,182,652		₨ 800,979